Intangible assets and Crypto assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and Crypto assets
Schedule of intangible assets and crypto assets

	As at December 31,	As at December 31,
USD’000	2025	2024
Intangible assets under the cost‑less‑impairment model:
Cryptocurrencies	500	—
Total crypto assets, net	500	—

Intangible assets subject to amortization:
Trademarks	676	—
Patents	2,281	2,281
License agreements	5,449	1,699
Customer relationships	13,127	—
Other intangibles	5,277	923
Total intangible assets, gross	27,310	4,903
Accumulated amortization for:
Trademarks	(31)	—
Patents	(2,281)	(2,281)
License agreements	(2,463)	(1,699)
Customer relationships	(288)	—
Other intangibles	(1,294)	(923)
Total accumulated amortization	(6,357)	(4,903)
Total intangible assets subject to amortization, net	20,453	—
Total intangible assets, net	20,953	—
Amortization charge for the year	1,523	—

Schedule of useful economic life of intangible assets

•	Trademarks	9 years
•	Patents	5 to 10 years
•	License agreements	1 to 3 years
•	Customer relationships	19 years
•	Other intangibles	2 to 9 years

Schedule of future estimated aggregate amortization expense

Future estimated aggregate amortization expense
Year	USD’000
2026	3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,459
Total intangible assets subject to amortization, net	20,453